Schedule III (Real Estate and Accumulated Depreciation and Amortization Changes in Period) (Detail) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2016	Dec. 31, 2016		Dec. 31, 2015
Real estate
Balance at the beginning of the year		$ 261,047,651	$ 261,047,651		$ 224,730,052
Acquisitions			23,667,535		68,482,972
Improvements			4,150,213		2,854,939
Impairment of real estate assets	$ (700,000)	(700,000)	(948,053)		0
Dispositions of real estate			(11,083,652)		(35,020,312)
Balance at the end of the year			276,833,694		261,047,651
Accumulated depreciation and amortization
Balance at the beginning of the year		$ (29,961,472)	(29,961,472)		(26,540,852)
Depreciation and amortization expense			(10,256,185)		(7,784,917)
Dispositions of real estate			3,906,172		4,364,297
Balance at the end of the year			$ (36,311,485)	[1]	$ (29,961,472)

[1]	Depreciation is computed on a straight-line basis using useful lives up to 39 years.